Fees Summary	Aug. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,549,800.00
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,549,800.00
Narrative - Max Aggregate Offering Price	$ 10,500,000,000.00
Final Prospectus	true